PROPERTY AND EQUIPMENT, NET - Depreciation expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation expense on property and equipment
Total depreciation expense	¥ 16,808,987	¥ 9,049,769	¥ 4,490,972
Cost of revenues
Depreciation expense on property and equipment
Total depreciation expense	4,638,662	4,217,126	2,405,046
General and administrative expenses
Depreciation expense on property and equipment
Total depreciation expense	2,261,620	1,873,711	1,120,533
Selling and marketing expenses
Depreciation expense on property and equipment
Total depreciation expense	9,438,501	2,646,204	264,665
Research and development expenses
Depreciation expense on property and equipment
Total depreciation expense	¥ 470,204	¥ 312,728	¥ 700,728